Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Research and Development Expenses
Schedule of research and development expenses

	For the Year Ended December 31,
	2020	2021	2022
Employee compensation	1,362,231	2,658,158	6,684,971
Design and development expenses	778,463	1,572,834	3,276,915
Depreciation and amortization expenses	255,544	214,312	333,097
Rental and related expenses	51,123	53,846	193,132
Travel and entertainment expenses	15,720	43,732	111,531
Others	24,689	48,970	236,615
Total	2,487,770	4,591,852	10,836,261